united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund

Class A: ASTLX     Class C: ASTZX     Class I: ASTIX

Astor Sector Allocation Fund

Class A: ASPGX     Class C: CSPGX     Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Semi-Annual Report

January 31, 2019

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.astorimfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders:

Market Overview

The 3rd quarter of 2018 ended with the economy in solid gear, by most measures. The pace of output in the U.S. was strong for the first three quarters of 2018. The ISM Manufacturing Index, which measures U.S manufacturing activity, recorded three readings above 60 (ISM is a diffusion index – above 50 means expansion), which has not been seen since 2004. However, the index missed expectations in December, which indicated a moderation in overall economic growth in the U.S entering 2019. GDP in Q2 and Q3 of 2018 averaged over 3.5%, a level that has proved unsustainable as output measures began to moderate in Q4. A tightening labor market throughout the year was the catalyst for average hourly earnings to move up to 3.2% from 2.7% (YoY). This move sparked inflation concern and the Federal Reserve Bank (“the Fed”) to continue to raise rates, even as inflation signs remained muted late in the year. Fed communication in December that flexibility would be employed by the Federal Open Market Committee (FOMC) helped assuage fears that rates would stall the economy out.

Financial markets experienced their worst collective quarter in Q4 2018 since the sovereign debt crisis and U.S. debt downgrade in Q3 2011. October saw a decline in the first week, with interest rate policy and trade the main culprits. While the latter has been persistent all year, interest rate concerns ignited fears that policy missteps could create a drag on the economy as trade issues began to permeate the economy, exacerbating a slowdown. November was a respite from the issues as U.S. economic activity continued to show stable indications. December however was a different story as all concerns re-emerged multiplied and geopolitical concerns in Europe and especially the U.S. government were too much to overcome for investors. Market selloffs into the slow, illiquid holiday zone created a vacuum that pulled the market down fast; bouncing only modestly into year end. As December progressed, impacts of trade were tangible in Asia, especially China.

We believe that investors feared the worst as the Christmas holiday came. However, as our investment committee looked at the data for the proverbial forest through the trees, it saw a picture that portrayed something different. We believe the economy, while moderating, showed signs of consolidating. Even as consumer spending figures were hurt in December, broad service and manufacturing index reads for January stemmed the decline we saw in December. While the markets were discounting substantial slowdown, the economy held in. With the government shut-down concerns abating and US/China trade talks progressing, January allowed risk and other financial assets to recover and rationally seek a value point.

As we progress through Q1 and look out through the first half of 2019, our expectations for annual growth are ~2.5%. There are certain variables that will dictate this that need to be watched. Trade may be number one, as it can impact psychological and tangible outcomes for the economy and markets. A perfect result would be most desirable, but any positive movement in the agreement that allows a more unconstrained trade environment would be seen as a positive. Interest rate hikes appear to be on hold. Chairman Powell and other Fed/FOMC members have communicated a subdued view in response to moderating economic outlook as well as sanguine inflation.

Strategy Review

Dynamic Allocation Fund was down -4.98% for the period 8.1.18 to 1.31.19. This compares to -2.16% for the HFRI Macro Total Index and -3.90% for the Morningstar Tactical Allocation fund category. The S&P 500 was down -3.00% during the same period. Extended markets performed much worse as Russell 2000 Small Cap and S&P 400 Mid-Cap Equity indexes fell -9.64% and -6.75% respectively. At the same time, US Ten-Year Treasury yields, which started Q4 2018 moving north of 3.20%, fell to 2.64% by 1.31.19 as investors turned an economically optimistic curve steepening into as move to safe-haven as expectations for rate increases fell.

The economic conditions in the US were strong entering the quarter and remained solid through most of the quarter, even as markets misbehaved. Dynamic Allocation had a high level of equity exposure compared to more balanced benchmarks. In time periods of increasing and/or above average economic activity, the portfolio will have more higher equity exposure. As a result, in a weak quarter for equity market performance, the strategy underperformed the benchmark.

Sector Allocation Fund was down -6.71% for the period 8.1.18 to 1.31.19. This compares to -3.00% for the S&P 500 for the same period. This also compares to -3.90% for the Morningstar Tactical Allocation fund category. With economic conditions accelerating as we headed into the Q4 of 2018, Sector Allocation had high levels of equity exposure. The sell-off in Q4 led to losses in the Sector Allocation Fund. As we moved into January and the portfolio remained in position, the fund recovered well and outperformed the S&P 500 to the upside.

Global Macro Alternative Fund was down -0.73% for the period 8.1.18 to 1.31.19. This compared to -2.16% for the HFRI Macro Total Index. The solid macro environment favored equity exposure into Q4 that dragged on the portfolio. The fund held up considerable better than the broad equity universe. Through January, the fund recovered much of those losses and was approximately 1.50% better than the benchmark. This also compares to -1.81% for the Morningstar Multi-Alternative Fund category.

2019-74

3196-NLD- 3/6/2019

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	(5.16)%	(5.42)%	8.15%	5.48%	N/A	N/A	5.35%
Astor Dynamic Allocation Fund - Class A Shares With Load	(9.67)%	(9.90)%	6.42%	4.47%	N/A	N/A	4.64%
Astor Dynamic Allocation Fund - Class C Shares	(5.49)%	(6.12)%	7.33%	4.69%	N/A	3.43%	N/A
Astor Dynamic Allocation Fund - Class I Shares	(4.98)%	(5.11)%	8.44%	5.76%	4.49%	N/A	N/A
S&P 500 Total Return Index **	(3.00)%	(2.31)%	14.02%	10.96%	12.52%	12.41%	13.75%
Barclays Capital U.S. Aggregate Bond Index ***	2.71%	2.25%	1.95%	2.44%	3.24%	3.15%	2.35%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.83%, 2.58%, and 1.58% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.64%, 2.39%, and 1.39% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2019 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	78.6%
Exchange Traded Funds - Debt	14.9%
Short-Term Investments	10.8%
Liabilities in Excess of Other Assets	(4.3)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized Since	Annualized Since
	Six Month	One Year	Three Year	Five Year	Inception (1)	Inception (2)
Astor Sector Allocation Fund - Class A Shares	(6.91)%	(7.01)%	8.94%	4.76%	8.10%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	(11.31)%	(11.41)%	7.19%	3.75%	7.37%	N/A
Astor Sector Allocation Fund - Class C Shares	(7.25)%	(7.73)%	8.11%	3.96%	7.30%	N/A
Astor Sector Allocation Fund - Class I Shares	(6.71)%	(6.75)%	9.23%	5.03%	N/A	4.64%
S&P 500 Total Return Index **	(3.00)%	(2.31)%	14.02%	10.96%	13.75%	10.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.97% for Class A shares, 2.72% for Class C shares, and 1.72% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.68%, 2.43%, and 1.43% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of January 31, 2019, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	95.9%
Short-Term Investments	16.8%
Liabilities in Excess of Other Assets	(12.7)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, compared to its benchmark:

		Annualized	Annualized	Annualized Since
	Six Month	One Year	Three Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	(0.73)%	(0.55)%	5.62%	4.43%
S&P 500 Total Return Index **	(3.00)%	(2.31)%	14.02%	9.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 5.89% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.97% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.75%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

The Fund’s holdings by asset class, as of January 31, 2019, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	70.5%
Exchange Traded Funds - Debt	22.6%
Short-Term Investments	1.8%
Other Assets in Excess of Liabilities	5.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 93.5%
	DEBT FUNDS - 14.9%
240,242	First Trust Senior Loan ETF	$11,272,155
220,650	iShares Floating Rate Bond ETF	11,200,194
223,608	iShares Short Maturity Bond ETF	11,204,997
		33,677,346
	EQUITY FUNDS - 78.6%
48,937	Invesco QQQ Trust Series 1 ^	8,229,246
290,107	Invesco S&P 500 Equal Weight ETF	29,118,039
173,849	iShares Core MSCI Emerging Markets ETF	8,984,516
148,863	iShares Core S&P Small-Cap ETF	11,416,303
533,171	iShares Core S&P Total US Stock Market ETF	32,816,675
523,599	iShares Edge MSCI Min Vol USA ETF	28,986,441
242,757	iShares Edge MSCI USA Quality Factor ETF	20,170,679
214,095	O’Shares FTSE US Quality Dividend ETF	6,788,952
33,239	SPDR S&P MidCap 400 ETF Trust ^	11,094,846
54,991	Vanguard S&P 500 ETF	13,638,318
113,995	WisdomTree Europe Hedged Equity Fund ^	6,872,759
		178,116,774

	TOTAL EXCHANGE TRADED FUNDS (Cost $206,428,487)	211,794,120

	SHORT-TERM INVESTMENTS - 10.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.5%
10,288,607	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 2.28% + (a)	10,288,607

	MONEY MARKET FUND - 6.3%
14,169,927	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.26% +	14,169,927

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,458,534)	24,458,534

	TOTAL INVESTMENTS - 104.3% (Cost $230,887,021)	$236,252,654
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(9,670,632)
	TOTAL NET ASSETS - 100.0%	$226,582,022

ETF - Exchange Traded Fund

^	Security, or a portion of the security, is out on loan at January 31, 2019. Total Loaned securities had a value of $10,165,775 at January 31, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

(a)	The loaned securities were secured with cash collateral of $100 and short-term investment cash collateral of $10,288,607.

See accompanying notes to financial statements.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 95.9%
	EQUITY FUNDS - 95.9%
153,753	Consumer Staples Select Sector SPDR Fund	$8,208,873
80,412	Energy Select Sector SPDR Fund	5,128,677
447,563	Financial Select Sector SPDR Fund	11,609,784
182,813	First Trust Health Care AlphaDEX Fund *^	13,659,787
256,919	First Trust Technology AlphaDEX Fund ^	15,173,637
78,008	Real Estate Select Sector SPDR Fund	2,678,015
	TOTAL EXCHANGE TRADED FUNDS (Cost $55,189,311)	56,458,773

	SHORT-TERM INVESTMENTS - 16.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 12.9%
7,582,930	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 2.28% + (a)	7,582,930

	MONEY MARKET FUND - 3.9%
2,295,252	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.26% +	2,295,252

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,878,182)	9,878,182

	TOTAL INVESTMENTS - 112.7% (Cost $65,067,493)	$66,336,955
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%	(7,496,990)
	TOTAL NET ASSETS - 100.0%	$58,839,965

*	Non-Income producing security.

^	Security, or a portion of the security, is out on loan at January 31, 2019. Total Loaned securities had a value of $7,457,142 at January 31, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

(a)	The loaned securities were secured with cash collateral of $25 and short-term investment cash collateral of $7,582,930.

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 93.1%
	DEBT FUNDS - 22.6%
9,057	iShares Core U.S. Aggregate Bond ETF	$973,265
151	iShares Intermediate-Term Corporate Bond ETF	8,145
6,314	iShares Short Treasury Bond ETF	698,139
310	iShares Short-Term Corporate Bond ETF	16,210
		1,695,759
	EQUITY FUNDS - 70.5%
13,997	Invesco QQQ Trust Series 1	2,353,735
3,879	Invesco S&P 500 Pure Growth ETF	421,841
243	Invesco S&P 500 Pure Value ETF	15,372
29,408	iShares Edge MSCI Min Vol USA ETF	1,628,027
588	iShares MSCI Brazil ETF	26,678
1,321	iShares MSCI Chile ETF	61,717
828	iShares MSCI Indonesia ETF	22,919
648	iShares MSCI Philippines ETF	22,596
1,812	iShares MSCI Russia ETF	63,873
1,060	iShares MSCI South Africa ETF	61,056
1,820	iShares MSCI Taiwan ETF	60,588
695	iShares MSCI Thailand ETF	63,175
3,153	iShares MSCI Turkey ETF	91,122
1,476	SPDR S&P 500 ETF Trust	398,417
		5,291,116

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,979,771)	6,986,875

	SHORT-TERM INVESTMENTS - 1.8%
132,068	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.26% +	132,068
	TOTAL SHORT-TERM INVESTMENTS (Cost $132,068)	132,068

	TOTAL INVESTMENTS - 94.9% (Cost $7,111,839)	$7,118,943
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%	380,602
	TOTAL NET ASSETS - 100.0%	$7,499,545

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

FUTURES CONTRACTS ^

Long Contracts	Description	Counterparty	Notional Value **	Unrealized Gain (Loss)
9	10-Year U.S. Treasury Note Future March 2019	Interactive Broker	$1,102,221	$25,189
11	Canadian 10 Year Bond March 2019	Interactive Broker	1,152,852	29,516
5	Euro-Bund Future March 2019	Interactive Broker	950,491	16,506
7	Long Gilt Future March 2019	Interactive Broker	1,137,484	10,873
7	Natural Gas Future March 2019	Interactive Broker	196,980	(14,437)
	Net Unrealized Gain from Open Long Futures Contracts			$67,647

Short Contracts	Description	Counterparty	Notional Value **	Unrealized Gain (Loss)
8	Australian Dollar Future March 2019	Interactive Broker	$581,600	$(8,020)
3	Brent Crude Future April 2019	Interactive Broker	182,520	(87)
7	British Pound Future March 2019	Interactive Broker	574,919	(16,473)
3	Copper Future March 2019	Interactive Broker	208,838	(3,282)
5	Corn Future March 2019	Interactive Broker	94,125	(289)
4	Euro FX Future March 2019	Interactive Broker	574,500	(854)
2	Japanese Yen Future March 2019	Interactive Broker	230,388	220
2	Soybean Future March 2019	Interactive Broker	91,525	(393)
4	Wheat Future March 2019	Interactive Broker	103,300	2,726
4	World Sugar No. 11 March 2019	Interactive Broker	57,030	(997)
	Net Unrealized Loss from Open Short Futures Contracts			$(27,449)

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$230,887,021	$65,067,493	$7,111,839
At value	$236,252,654	$66,336,955	$7,118,943
Receivable due from Advisor	—	—	840
Deposits for futures contracts	—	—	410,911
Net unrealized appreciation on futures contracts	—	—	40,198
Receivable for foreign exchange	—	—	581
Dividends and interest receivable	31,769	3,440	182
Receivable for Fund shares sold	1,151,841	375,000	—
Prepaid expenses and other assets	49,100	44,373	—
TOTAL ASSETS	237,485,364	66,759,768	7,571,655

LIABILITIES
Collateral on securities loaned (see Note 2)	10,288,607	7,582,930	—
Distribution (12b-1) fees payable	28,217	19,897	—
Investment advisory fees payable	136,236	51,860	—
Payable to related parties	55,178	17,310	12,925
Payable for Fund shares redeemed	351,334	209,996	24,418
Accrued expenses and other liabilities	43,770	37,810	34,767
TOTAL LIABILITIES	10,903,342	7,919,803	72,110
NET ASSETS	$226,582,022	$58,839,965	$7,499,545

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$221,911,111	$56,461,819	$7,439,060
Accumulated earnings	4,670,911	2,378,146	60,485
NET ASSETS	$226,582,022	$58,839,965	$7,499,545

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$18,637,934	$12,062,377	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,474,066	837,418	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$12.64	$14.40	$—
Maximum offering price per share (4.75% sales charge)	$13.27	$15.12	$—

Class C Shares:
Net Assets	$28,735,393	$22,521,964	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,370,302	1,656,747	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.12	$13.59	$—

Class I Shares:
Net Assets	$179,208,695	$24,255,624	$7,499,545
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,137,435	1,663,809	708,188
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.68	$14.58	$10.59

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$2,151,678	$575,188	$53,703
Interest	129,909	18,043	—
Securities lending income - net	45,471	92,638	—
TOTAL INVESTMENT INCOME	2,327,058	685,869	53,703

EXPENSES
Investment advisory fees	1,057,227	324,095	55,065
Distribution (12b-1) fees, Class A shares	22,953	16,974	—
Distribution (12b-1) fees, Class C shares	141,429	126,398	—
Administrative services fees	88,028	32,340	18,443
Transfer agent fees	70,379	21,118	7,098
Registration fees	46,000	27,600	3,680
Third party administrative servicing fees	55,054	12,141	2,836
Accounting services fees	34,143	18,498	10,554
Printing expenses	21,548	12,158	1,157
Custodian fees	14,539	4,338	3,027
Compliance officer fees	12,884	5,793	2,451
Audit fees	8,815	8,815	10,587
Trustees fees and expenses	5,927	5,412	5,364
Miscellaneous expense	3,888	2,520	1,867
Legal fees	6,678	6,271	14,574
Insurance expense	1,840	1,760	184
TOTAL EXPENSES	1,591,332	626,231	136,887

Less: Fees waived and/or expenses reimbursed by the Advisor	(146,295)	(91,271)	(70,417)

NET EXPENSES	1,445,037	534,960	66,470
NET INVESTMENT INCOME (LOSS)	882,021	150,909	(12,767)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	1,902,219	2,561,279	(66,319)
Net realized gain from futures transactions	—	—	127,917
Net realized gain from foreign currency transactions	—	—	1,995
Net change in unrealized depreciation on investments	(15,642,027)	(8,225,963)	(182,848)
Net change in unrealized appreciation on futures contracts	—	—	34,538
Net change in unrealized appreciation on foreign currency transactions	—	—	581
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(13,739,808)	(5,664,684)	(84,136)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,857,787)	$(5,513,775)	$(96,903)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income	$882,021	$858,774
Net realized gain from security transactions	1,902,219	7,044,570
Net change in unrealized appreciation (depreciation) on investments	(15,642,027)	9,942,672
Net increase (decrease) in net assets resulting from operations	(12,857,787)	17,846,016

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	—	(661,506)
Class C	—	(1,027,398)
Class I	—	(4,823,767)
From net investment income
Class A	—	(116,813)
Class C	—	(103,119)
Class I	—	(1,120,214)
Class R	—	(760)
Total distributions paid *
Class A	(632,378)	—
Class C	(936,260)	—
Class I	(6,193,466)	—
Total distributions to shareholders	(7,762,104)	(7,853,577)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	5,997,354	8,235,378	^
Class C	6,430,196	7,427,719
Class I	70,712,917	86,831,125
Class R	—	33,935
Distributions reinvested
Class A	578,929	693,769
Class C	867,316	1,044,798
Class I	5,373,594	4,925,862
Class R	—	740
Cost of shares redeemed
Class A	(2,518,504)	(4,748,627)
Class C	(2,255,834)	(3,969,304)
Class I	(38,484,552)	(42,806,635)
Class R	—	(2,119,902	) ^
Net increase in net assets from shares of beneficial interest	46,701,416	55,548,858

TOTAL INCREASE IN NET ASSETS	26,081,525	65,541,297

NET ASSETS
Beginning of Period	200,500,497	134,959,200
End of Period **	$226,582,022	$200,500,497

*	Distributions from net investment income and net realized capital gains are combined for the period ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment loss of ($436,986) as of July 31, 2018.

^	130,847 Class R shares converted into 130,655 Class A shares, amounting to $1,780,831, on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	434,275	606,934	^
Shares Reinvested	50,361	52,023
Shares Redeemed	(191,943)	(350,679)
Net increase in shares of beneficial interest outstanding	292,693	308,278

Class C:
Shares Sold	496,914	567,198
Shares Reinvested	78,775	81,307
Shares Redeemed	(182,452)	(304,830)
Net increase in shares of beneficial interest outstanding	393,237	343,675

Class I:
Shares Sold	5,331,005	6,449,856
Shares Reinvested	465,617	368,797
Shares Redeemed	(3,052,609)	(3,170,380)
Net increase in shares of beneficial interest outstanding	2,744,013	3,648,273

Class R:
Shares Sold	—	2,556
Shares Reinvested	—	55
Shares Redeemed	—	(156,017	) ^
Net decrease in shares of beneficial interest outstanding	—	(153,406)

^	130,847 Class R shares converted into 130,655 Class A shares, amounting to $1,780,831, on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income (loss)	$150,909	$(25,507)
Net realized gain from security transactions	2,561,279	8,134,411
Net change in unrealized appreciation (depreciation) on investments	(8,225,963)	1,413,520
Net increase (decrease) in net assets resulting from operations	(5,513,775)	9,522,424

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(109,795)
Class C	—	(199,857)
Class I	—	(208,003)
From net investment income
Class I	—	(20,082)
Total distributions paid *
Class A	(1,754,082)	—
Class C	(3,342,267)	—
Class I	(3,647,663)	—
From distributions to shareholders	(8,744,012)	(537,737)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	574,730	950,068
Class C	284,457	1,187,205
Class I	3,294,622	5,914,499
Distributions reinvested
Class A	1,631,316	102,924
Class C	3,195,486	191,106
Class I	3,473,161	213,736
Cost of shares redeemed
Class A	(2,418,162)	(5,514,195)
Class C	(3,842,504)	(8,190,015)
Class I	(8,603,723)	(8,245,120)
Net decrease in net assets from shares of beneficial interest	(2,410,617)	(13,389,792)

TOTAL DECREASE IN NET ASSETS	(16,668,404)	(4,405,105)

NET ASSETS
Beginning of Period	75,508,369	79,913,474
End of Period **	$58,839,965	$75,508,369

*	Distributions from net investment income and net realized capital gains are combined for the period ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $0 as of July 31, 2018.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	37,063	55,367
Shares Reinvested	128,447	5,855
Shares Redeemed	(151,732)	(318,141)
Net increase (decrease) in shares of beneficial interest outstanding	13,778	(256,919)

Class C:
Shares Sold	18,963	71,263
Shares Reinvested	266,735	11,348
Shares Redeemed	(244,465)	(499,843)
Net increase (decrease) in shares of beneficial interest outstanding	41,233	(417,232)

Class I:
Shares Sold	196,512	339,613
Shares Reinvested	270,082	12,016
Shares Redeemed	(546,426)	(468,871)
Net decrease in shares of beneficial interest outstanding	(79,832)	(117,242)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment loss	$(12,767)	$(16,028)
Net realized gain from security transactions, futures transactions and foreign currency transactions	63,593	309,231
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(147,729)	95,941
Net increase (decrease) in net assets resulting from operations	(96,903)	389,144

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class I	—	(110,344)
From net investment income
Class I	—	(15,579)
Total distributions paid *
Class I	(261,616)	—
From distributions to shareholders	(261,616)	(125,923)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,279,636	5,249,480
Distributions reinvested
Class I	209,667	80,811
Cost of shares redeemed
Class I	(1,837,217)	(400,182)
Net increase in net assets from shares of beneficial interest	652,086	4,930,109

TOTAL INCREASE IN NET ASSETS	293,567	5,193,330

NET ASSETS
Beginning of Period	7,205,978	2,012,648
End of Period **	$7,499,545	$7,205,978

*	Distributions from net investment income and net realized capital gains are combined for the period ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $69,677 as of July 31, 2018.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Macro Alternative Fund
	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
SHARE ACTIVITY

Class I:
Shares Sold	213,591	486,246
Shares Reinvested	21,189	7,581
Shares Redeemed	(177,613)	(37,481)
Net increase in shares of beneficial interest outstanding	57,167	456,346

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	January 31, 2019		July 31,	July 31,	July 31,		July 31,	July 31,
	(Unaudited)		2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.83		$13.02	$12.20	$12.02		$11.49	$10.62

Activity from investment operations:
Net investment income (1)	0.05		0.07	0.09	0.07		0.08	0.07
Net realized and unrealized gain (loss) on investments	(0.80)		1.47	0.88	0.21		0.52	0.83
Total from investment operations	(0.75)		1.54	0.97	0.28		0.60	0.90

Less distributions from:
Net investment income	(0.07)		(0.11)	(0.12)	(0.10)		(0.07)	(0.03)
Net realized gains	(0.37)		(0.62)	(0.03)	(0.00	) (4)	—	—
Total distributions	(0.44)		(0.73)	(0.15)	(0.10)		(0.07)	(0.03)

Net asset value, end of period	$12.64		$13.83	$13.02	$12.20		$12.02	$11.49

Total return (2)	(5.16	)% (7)	12.07%	7.99%	2.39%		5.23%	8.50%

Net assets, at end of period (000s)	$18,638		$16,333	$11,372	$11,418		$12,846	$9,595

Ratio of gross expenses to average net assets (3)(6)	1.53	% (8)	1.59%	1.68%	1.71%		1.66%	1.88%
Ratio of net expenses to average net assets (6)	1.40	% (8)	1.40%	1.44%	1.50%		1.50%	1.50%
Ratio of net investment income to average net assets (5)	0.68	% (8)	0.49%	0.74%	0.62%		0.69%	0.62%

Portfolio Turnover Rate	36	% (7)	52%	78%	55%		44%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Amount represents less than $0.01 per share.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class C
	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	January 31, 2019		July 31,	July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2018	2017		2016		2015	2014

Net asset value, beginning of period	$13.30		$12.60	$11.83		$11.69		$11.21	$10.41

Activity from investment operations:
Net investment loss (1)	(0.01)		(0.04)	(0.00	) (5)	(0.01)		(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.76)		1.42	0.85		0.19		0.51	0.82
Total from investment operations	(0.77)		1.38	0.85		0.18		0.50	0.80

Less distributions from:
Net Investment Income	(0.04)		(0.06)	(0.05)		(0.04)		(0.02)	(0.00	) (5)
Net realized gains	(0.37)		(0.62)	(0.03)		(0.00	) (5)	—	—
Total distributions	(0.41)		(0.68)	(0.08)		(0.04)		(0.02)	(0.00	) (5)

Net asset value, end of period	$12.12		$13.30	$12.60		$11.83		$11.69	$11.21

Total return (2)	(5.49	)% (7)	11.19%	7.21%		1.60%		4.45%	7.72%

Net assets, at end of period (000s)	$28,735		$26,293	$20,587		$20,339		$22,913	$15,602

Ratio of gross expenses to average net assets (3)(4)	2.28	% (8)	2.34%	2.43%		2.46%		2.41%	2.63%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.15%	2.19%		2.25%		2.25%	2.25%
Ratio of net investment loss to average net assets (6)	(0.08	)% (8)	(0.28)%	(0.03)%		(0.13)%		(0.11)%	(0.16)%

Portfolio Turnover Rate	36	% (7)	52%	78%		55%		44%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	January 31, 2019		July 31,	July 31,	July 31,		July 31,	July 31,
	(Unaudited)		2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.86		$13.04	$12.21	$12.03		$11.50	$10.62

Activity from investment operations:
Net investment income (1)	0.06		0.10	0.12	0.10		0.11	0.09
Net realized and unrealized gain (loss) on investments	(0.80)		1.47	0.88	0.21		0.52	0.85
Total from investment operations	(0.74)		1.57	1.00	0.31		0.63	0.94

Less distributions from:
Net investment income	(0.07)		(0.13)	(0.14)	(0.13)		(0.10)	(0.06)
Net realized gains	(0.37)		(0.62)	(0.03)	(0.00	) (5)	—	—
Total distributions	(0.44)		(0.75)	(0.17)	(0.13)		(0.10)	(0.06)

Net asset value, end of period	$12.68		$13.86	$13.04	$12.21		$12.03	$11.50

Total return (2)	(4.98	)% (7)	12.31%	8.32%	2.62%		5.48%	8.87%

Net assets, at end of period (000s)	$179,209		$157,874	$101,006	$81,800		$101,512	$45,630

Ratio of gross expenses to average net assets (3)(4)	1.28	% (8)	1.34%	1.43%	1.46%		1.41%	1.63%
Ratio of net expenses to average net assets (4)	1.15	% (8)	1.15%	1.19%	1.25%		1.25%	1.25%
Ratio of net investment income to average net assets (6)	0.94	% (8)	0.70%	0.97%	0.88%		0.92%	0.83%

Portfolio Turnover Rate	36	% (7)	52%	78%	55%		44%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$18.31		$16.28	$14.64	$15.41	$14.46	$12.89

Activity from investment operations:
Net investment income (loss) (1)	0.05		0.03	0.01	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.63)		2.11	1.63	(0.63)	1.04	1.68
Total from investment operations	(1.58)		2.14	1.64	(0.69)	0.96	1.60

Less distributions from:
Net investment income	(0.04)		—	—	—	—	—
Net realized gains	(2.29)		(0.11)	—	(0.08)	(0.01)	(0.03)
Total distributions	(2.33)		(0.11)	—	(0.08)	(0.01)	(0.03)

Net asset value, end of period	$14.40		$18.31	$16.28	$14.64	$15.41	$14.46

Total return (2)	(6.91	)% (6)	13.19%	11.20%	(4.48)%	6.66%	12.45%

Net assets, at end of period (000s)	$12,062		$15,077	$17,588	$30,447	$58,315	$46,371

Ratio of gross expenses to average net assets (3)(4)	1.67	% (7)	1.69%	1.68%	1.65%	1.60%	1.92%
Ratio of net expenses to average net assets (4)	1.40	% (7)	1.40%	1.44%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.63	% (7)	0.15%	0.07%	(0.40)%	(0.54)%	(0.53)%

Portfolio Turnover Rate	75	% (6)	66%	82%	68%	30%	25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.46		$15.64	$14.18	$15.04	$14.22	$12.77

Activity from investment operations:
Net investment loss (1)	(0.01)		(0.10)	(0.10)	(0.15)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.57)		2.03	1.56	(0.63)	1.03	1.66
Total from investment operations	(1.58)		1.93	1.46	(0.78)	0.83	1.48

Less distributions from:
Net investment income	(0.00	) (5)	—	—	—	—	—
Net realized gains	(2.29)		(0.11)	—	(0.08)	(0.01)	(0.03)
Total distributions	(2.29)		(0.11)	—	(0.08)	(0.01)	(0.03)

Net asset value, end of period	$13.59		$17.46	$15.64	$14.18	$15.04	$14.22

Total return (2)	(7.25	)% (7)	12.38%	10.30%	(5.19)%	5.86%	11.63%

Net assets, at end of period (000s)	$22,522		$28,201	$31,799	$46,216	$58,381	$23,881

Ratio of gross expenses to average net assets (3)(4)	2.42	% (8)	2.44%	2.43%	2.40%	2.35%	2.67%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.15%	2.19%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (6)	(0.15	)% (8)	(0.61)%	(0.68)%	(1.12)%	(1.32)%	(1.31)%

Portfolio Turnover Rate	75	% (7)	66%	82%	68%	30%	25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Astor Sector Allocation Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014 (1)

Net asset value, beginning of period	$18.48		$16.40	$14.72	$15.46	$14.46	$13.88

Activity from investment operations:
Net investment income (loss) (2)	0.07		0.07	0.05	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.63)		2.13	1.63	(0.64)	1.06	0.62
Total from investment operations	(1.56)		2.20	1.68	(0.66)	1.01	0.58

Less distributions from:
Net investment income	(0.05)		(0.01)	—	—	—	—
Net realized gains	(2.29)		(0.11)	—	(0.08)	(0.01)	—
Total distributions	(2.34)		(0.12)	—	(0.08)	(0.01)	—

Net asset value, end of period	$14.58		$18.48	$16.40	$14.72	$15.46	$14.46

Total return (3)	(6.71	)% (7)	13.47%	11.41%	(4.27)%	7.01%	4.18	% (7)

Net assets, at end of period (000s)	$24,256		$32,230	$30,526	$36,856	$66,379	$26,066

Ratio of gross expenses to average net assets (4)(5)	1.42	% (8)	1.44%	1.43%	1.40%	1.35%	1.67	% (8)
Ratio of net expenses to average net assets (5)	1.15	% (8)	1.15%	1.19%	1.25%	1.25%	1.25	% (8)
Ratio of net investment income (loss) to average net assets (6)	0.87	% (8)	0.40%	0.31%	(0.13)%	(0.32)%	(0.43	)% (8)

Portfolio Turnover Rate	75	% (7)	66%	82%	68%	30%	25	% (7)

(1)	The Astor Sector Allocation Fund Class I commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015 (1)

Net asset value, beginning of period	$11.07		$10.34	$10.59	$9.96	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.04)	0.04	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.09)		1.10	(0.01)	0.64	(0.06)
Total from investment operations	(0.11)		1.06	0.03	0.65	(0.02)

Less distributions from:
Net investment income	(0.11)		(0.04)	(0.18)	(0.02)	(0.02)
Net realized gains	(0.26)		(0.29)	(0.10)	—	—
Total distributions	(0.37)		(0.33)	(0.28)	(0.02)	(0.02)

Net asset value, end of period	$10.59		$11.07	$10.34	$10.59	$9.96

Total return (3)	(0.73	)% (7)	10.38%	0.35%	6.56%	(0.20	)% (7)

Net assets, at end of period (000s)	$7,500		$7,206	$2,013	$2,054	$1,639

Ratio of gross expenses to average net assets (4)(5)	3.60	% (8)	5.67%	9.17%	10.43%	76.63	% (8)
Ratio of net expenses to average net assets (5)	1.75	% (8)	1.75%	1.78%	1.99%	1.99	% (8)
Ratio of net investment income (loss) to average net assets (6)	(0.34	)% (8)	(0.40)%	0.42%	0.12%	4.80	% (8)

Portfolio Turnover Rate	82	% (7)	194%	114%	117%	10	% (7)

(1)	The Astor Macro Alternative Fund Class I commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)
January 31, 2019

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class R shares converted into Class A shares on November 3, 2017. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Class A and Class C are not offered for sale at this time. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds - Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$211,794,120	$—	$—	$211,794,120
Investment Purchased As Securities Lending Collateral	10,288,607	—	—	10,288,607
Money Market Fund	14,169,927	—	—	14,169,927
Total	$236,252,654	$—	$—	$236,252,654

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,458,773	$—	$—	$56,458,773
Investment Purchased As Securities Lending Collateral	7,582,930	—	—	7,582,930
Money Market Fund	2,295,252	—	—	2,295,252
Total	$66,336,955	$—	$—	$66,336,955

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,986,875	$—	$—	$6,986,875
Open futures contracts ***	40,198	—	—	40,198
Short-Term Investments	132,068	—	—	132,068
Total	$7,159,141	$—	$—	$7,159,141

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Levels during the current periods presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at January 31, 2019.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	1/31/2019	1/31/2019
6/22/2015	$451,689	6.02%

The results from operations of AMA were as follows:

Net investment loss	$(4,805)
Net realized gain	127,917
Net increase in unrealized appreciation	35,119
Net increase in net assets resulting from operations	$158,231

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

Underlying Fund Risk – Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign, and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of January 31, 2019.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized depreciation on futures contracts	$(16,759)
Foreign Exchange Rate Risk	Net unrealized depreciation on futures contracts	(25,127)
Interest Risk	Net unrealized appreciation on futures contracts	82,084
Total		$40,198

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the period ended January 31, 2019:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized gain from futures transactions	$31,537
	Foreign Exchange Rate Risk	Net realized gain from futures transactions	75,906
	Interest Risk	Net realized gain from futures transactions	20,474
Total			$127,917
Futures Contracts	Commodity Risk	Net change in unrealized depreciation on futures contracts	$(17,114)
	Foreign Exchange Rate Risk	Net change in unrealized depreciation on futures contracts	(38,442)
	Interest Risk	Net change in unrealized appreciation on futures contracts	90,094
Total			$34,538

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2019 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:					Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$85,030	$(44,832)	$40,198	$—	$—	$40,198
Total	$85,030	$(44,832)	$40,198	$—	$—	$40,198

Liabilities:
Net Amounts of
		Gross Amounts Offset in	Liabilities Presented in
	Gross Amounts of	the Consolidated	the Consolidated
	Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received (1)	Net Amount
Futures Contracts	$44,832	$(44,832)	$—	$—	$—	$—
Total	$44,832	$(44,832)	$—	$—	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Indemnification –The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of January 31, 2019:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$10,165,775	$—	$10,165,775	$—	$10,165,775	$—
Total	$10,165,775	$—	$10,165,775	$—	$10,165,775	$—
Astor Sector Allocation Fund
Description:
Securities Loaned	$7,457,142	$—	$7,457,142	$—	$7,457,142	$—
Total	$7,457,142	$—	$7,457,142	$—	$7,457,142	$—

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund (“Milestone”). Milestone is managed by CLS Investments, LLC, an affiliate of the Distributor. The Lending Agent may invest the cash collateral received in connection with securities lending transactions in Milestone. Milestone is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of Milestone. In addition, certain affiliates of the Distributor earn customary fees for providing services to Milestone. The Funds receive compensation relating to the lending of the

Funds’ securities.

The following table breaks out the holdings received as collateral as of January 31, 2019:

Securities Lending Transactions
Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$10,288,607

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$7,582,930

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $112,216,396 and $75,045,908, respectively, for Astor Dynamic Allocation Fund, $49,465,845 and $61,711,438, respectively, for Astor Sector Allocation Fund, and $6,279,826 and $5,807,731, respectively, for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $1,057,227, $324,095 and $55,065 in management fees for the six months ended January 31, 2019 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30,

2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2019, the Advisor waived fees of $146,295, $91,271, and $70,417 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2018, the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2019	2020	2021	Total
Astor Dynamic Allocation Fund	$259,927	$297,322	$297,345	$854,594
Astor Sector Allocation Fund	210,038	223,304	223,468	656,810
Astor Macro Alternative Fund	141,559	155,618	163,395	460,572

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $164,382 and $143,372 in 12b-1 fees for the six months ended January 31, 2019, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended January 31, 2019, $130,754, and $8,557 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $21,662 and $1,315 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Astor Funds as of January 31, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Astor Dynamic Allocation Fund	$231,324,007	$7,715,672	$(2,787,025)	$4,928,647
Astor Sector Allocation Fund	65,115,929	3,161,469	(1,940,443)	1,221,026
Astor Macro Alternative Fund	7,139,394	43,201	(63,652)	(20,451)

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2018	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$862,632	$6,990,945	$—	$7,853,577
Astor Sector Allocation Fund	233,477	304,260	—	537,737
Astor Macro Alternative Fund	39,026	86,897	—	125,923

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2017	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$943,271	$569,853	$—	$1,513,124
Astor Sector Allocation Fund	—	—	—	—
Astor Macro Alternative Fund	49,893	5,384	—	55,277

As of July 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$4,720,128	$—	$—	$—	$20,570,674	$25,290,802
Astor Sector Allocation Fund	143,952	7,044,992	—	—	—	9,446,989	16,635,933
Astor Macro Alternative Fund	222,635	34,014	—	—	—	162,355	419,004

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

At July 31, 2018, the Astor Sector Allocation Fund had utilized prior year capital loss carry forwards for federal income tax purposes available to offset current capital gains as follows:

Fund	Short-Term	Long-Term	Total	Utilized
Astor Sector Allocation Fund	$—	$—	$—	139,190

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distributions and adjustments for partnerships and the Macro Alternative Fund’s holding in AMA Fund Limited CFC resulted in reclassification for the Funds for the year ended July 31, 2018 as follows:

	Paid	Undistributed
	In	Ordinary	Accumulated	Unrealized
Fund	Capital	Income	Loss	Gains (Loss)
Astor Dynamic Allocation Fund	$—	$181,422	$(181,422)	$—
Astor Sector Allocation Fund	—	259,181	(259,181)	—
Astor Macro Alternative Fund	—	101,284	(69,662)	(31,622)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2019, National Financial Services, LLC, TD Ameritrade, Inc. and Charles Schwab & Co., Inc. held 34.19%, 36.00% and 25.48% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund, respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Sector Allocation Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the First Trust Technology AlphaDEX Fund. The Astor Sector Allocation Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Sector Allocation Fund will be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov. As of January 31, 2019, the percentage of the Astor Sector Allocation Fund’s net assets invested in the First Trust Technology AlphaDEX Fund was 25.79%.

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Invesco QQQ Trust Series 1 ETF. The Astor Macro Alternative Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Macro Alternative Fund will be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov. As of January 31, 2019, the percentage of the Astor Macro Alternative Fund’s net assets invested in the Invesco QQQ Trust Series 1 ETF was 31.39%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services,

LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2019

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	8/1/18	1/31/19	Period(a)	1/31/19	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$948.40	$6.88	$1,018.15	$7.12
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$945.10	$10.54	$1,014.37	$10.92
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$950.20	$5.65	$1,019.41	$5.85
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$930.90	$6.81	$1,018.15	$7.12
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$927.50	$10.45	$1,014.37	$10.92
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$932.90	$5.60	$1,019.41	$5.85
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$992.70	$8.79	$1,016.38	$8.89

(a)	Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. (a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten, and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten, and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/2/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/2/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/2/19